Other Liabilities	12 Months Ended
Dec. 31, 2016
Other Liabilities
7. Other Liabilities

	December 31,	December 31,
	2016	2015
	(in thousands)

Personnel related liabilities	$135,349	$159,339
Facility related liabilities	14,182	22,517
General overhead liabilities	31,126	29,257
Other liabilities	7,584	18,607
Short term government grants (note 11)	54	43
Restructuring and other items (note 14)	2,432	2,116
	$190,727	$231,879